UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio
September 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic. Growth accelerated in 2021’s first half as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued to
boost consumer spending. During the summer, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
The 10-year U.S. Treasury yield was 0.69% on September
30, 2020, and it increased to 1.52% by the end of September
2021. In this environment, investment-grade bonds, as
measured by the Bloomberg U.S. Aggregate Bond Index,
posted a -0.90% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Strategic Mortgage Portfolio’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President, Chief Investment Officer
Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of
September 30, 2021, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Strategic Mortgage Portfolio 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Strategic Mortgage Portfolio
This annual report for Franklin Strategic Mortgage Portfolio covers the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks high total return (a combination of high
current income and capital appreciation) relative to the
performance of the general mortgage securities market
by investing at least 80% of its net assets in a portfolio
of mortgage securities. The Fund invests substantially in
mortgage securities that are issued or guaranteed by the
U.S. government, its agencies or instrumentalities, which
include mortgage pass-through securities representing
interests in “pools” of mortgage loans issued or guaranteed
by the Government National Mortgage Association (Ginnie
Mae), Fannie Mae and Freddie Mac.
1
Performance Overview
For the 12 months ended September 30, 2021, the
Fund’s Class A shares posted a -0.41% cumulative total
return. In comparison, the Fund’s primary benchmark,
the Bloomberg U.S. Mortgage-Backed Securities (MBS)
Fixed Rate Index, which measures the performance of
investment-grade fixed-rate mortgage-backed pass-through
securities of Ginnie Mae, Fannie Mae and Freddie Mac,
posted a -0.43% cumulative total return.
2
In comparison,
the Fund’s secondary benchmark, the FTSE U.S. Broad
Investment-Grade (USBIG) Mortgage Index, which tracks
the performance of 30- and 15-year Ginnie Mae, Fannie
Mae and Freddie Mac securities, as well as Fannie Mae and
Freddie Mac balloon mortgages, posted a -0.50% cumulative
total return.
2
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -0.90% total return
for the 12 months ended September 30, 2021.
2
As the U.S.
economy continued to recover from the novel coronavirus
(COVID-19) pandemic, investor appetite for risk increased
and inflation concerns rose. Consequently, lower-rated
bonds posted significantly greater returns than higher-rated bonds, while shorter-term bonds generally outperformed
longer-term bonds, which tend to be more sensitive to
inflation. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares,
semiconductors and energy.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In
its September 2021 meeting statement, the Fed indicated
that it soon plans to reduce its purchases of U.S. Treasury
and mortgage-backed securities but declined to provide a
timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
Portfolio Composition
9/30/21
% of Total Net
Assets
Mortgage-Backed Securities 77.2%
Residential Mortgage-Backed Securities 13.3%
Asset-Backed Securities 3.9%
Commercial Mortgage-Backed Securities 1.8%
Other 1.1%
Short-Term Investments & Other Net Assets 2.7%
1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund.
Ginnie Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and
Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s pro-
spectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Annual Report
U.S. Treasury bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -3.30% total return for the
12-month period.
2
The 10-year U.S. Treasury yield (which
moves inversely to price) was near historic lows as the
period began. However, yields rose thereafter amid many
investors’ increasing inflation expectations. Mortgage-
backed securities (MBS), as measured by the Bloomberg
MBS Index, posted a -0.43% total return for the period, as
low interest rates accelerated prepayments from mortgage
refinancing.
2
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds. In
this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index,
posted a +11.28% total return, outpacing investment-grade
corporate bonds, as represented by the Bloomberg U.S.
Corporate Bond Index, which nevertheless posted a +1.74%
total return.
2
Investment Strategy
Under normal market conditions, we invest at least 80%
of the Fund’s net assets in mortgage securities. The Fund
invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or
instrumentalities, which include mortgage pass-through
securities representing interests in “pools” of mortgage
loans issued or guaranteed by Ginnie Mae, Fannie Mae
and Freddie Mac.
1
These securities may be fixed-rate or
adjustable-rate mortgage securities (ARMS). The Fund
may purchase or sell mortgage securities on a delayed
delivery or forward commitment basis through the “to-be-
announced” (TBA) market. We may also invest in other types
of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial
mortgage-backed securities (CMBS), non-agency residential
mortgage-backed securities (RMBS), credit risk transfer
securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and
collateralized mortgage obligations (CMOs), as well as in
other mortgage-related asset-backed securities. The Fund
also may invest in U.S. Treasury securities. The Fund may
invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage
securities. In addition, the Fund may invest up to 20% of
its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by Standard & Poor’s, or
Baa by Moody’s, respectively, or, if unrated, deemed to be
of comparable quality by the investment manager. The Fund
may also invest up to 33% of its gross assets in mortgage
dollar rolls. The Fund may invest a small portion of its assets directly in whole mortgage loans.
Manager’s Discussion
In the months leading up to U.S. presidential election, there were bouts of risk-off sentiment driven largely by factors
such as a resurgence in global COVID-19 cases and
the political impasse regarding additional fiscal stimulus.
Following the U.S. presidential election, market sentiment
remained generally positive until year-end. As financial
markets settled into 2021, amid a stronger than expected
U.S. economic recovery along with unprecedented fiscal
stimulus, inflation concerns took center stage. U.S. Treasury yields (UST) surged during the first half of the reporting
period, peaking at 1.74% in March 2021 before trending
lower and ending the reporting period at 1.52%, 84 basis
points (bps) higher year-over-year.
For the Bloomberg indexes in which the Fund invests, total
return performance was mixed with RMBS, asset-backed
securities (ABS) and CMBS posting positive total returns,
while fixed-rate agency mortgage-backed securities (MBS)
and U.S. Treasuries had negative total returns. On an
excess returns basis, all sectors posted positive excess
returns over the 12-month period and outperformed USTs
with the exception of MBS and Ginnie Mae (GNMA) MBS.
Within the MBS sectors, Fannie Mae (FNMA) and Freddie
Mac (FHLMC) MBS were the best performers, while GNMA
MBS lagged. Conventional 15-year MBS outperformed their
30-year counterparts and the conventional 30-year MBS
sector performed better than the 30-year GNMA MBS on
an excess return basis. Across the conventional coupon
stack, higher coupon 4.5% and 5.0% coupons were the best
performers, while 2.5% coupons lagged.
The U.S. housing market remained strong with significant
demand for homes despite a large increase in prices. Supply
and demand imbalances combined with mortgage rates
still near historic lows should continue to support a strong housing market.
The Federal Reserve (Fed) continued to support the MBS
market through its sizable quantitative easing (QE) program.
Through the end of September 2021, the Fed had purchased
$2.49 trillion of agency MBS and owned more than a third of
the agency MBS market. Agency MBS net issuance year-
to-date has been $472 billion and is expected to reach $721
billion for the year. The Fed continued on its path towards
tapering its current level of asset purchases, changing the
language of its September 2021 meeting statement to note

Franklin Strategic Mortgage Portfolio

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Annual Report
“a moderation in the pace of asset purchases may soon be
warranted” so long as economic progress continues broadly
as expected. Based on this statement, and the comments
from Fed Chair Jerome Powell during the September 2021
press conference, the tapering of asset purchases is likely
to be announced in November and is likely to be completed
around mid-2022, following a gradual tapering of $10 billion
UST and $5 billion MBS purchases per month.
Prepayment risk is expected to decline over the next quarter, and we expect origination to drop over the winter season.
We believe spreads will remain rangebound, with seasonal
effects offsetting the reduced demand from tapering of
purchases by the Fed. However, spreads could start
widening post winter as origination is expected to seasonally increase.
In terms of portfolio sector allocation, we maintained our
largest allocations in fixed-rate agency MBS but remained
underweight the sector relative to the benchmark. The
elevated prepayment risk, combined with yield spreads
below their long-term averages, led us to retain our neutral view of the asset class. While we remain neutral, we believe there is room to add MBS on market dips, and the asset
class continues to provide good carry and can benefit from
crossover buying. Within the agency MBS sector, we favored
conventional sectors over GNMA MBS with the largest
allocation in FNMA 30-year securities. The portfolio held an underweight allocation to 1.5% and 2.0% coupons and an
overweight in 2.5%, through 4.5% coupons.
The portfolio maintained an overweight allocation to RMBS,
and increased exposure over the period. We believe the
fundamental backdrop for mortgage credit remains positive
and should bode well for the RMBS sector over the near to
intermediate terms.
We increased allocation to CMBS and remain positioned
higher in the capital structure in transactions with solid credit fundamentals.
The Fund’s overweight allocation to RMBS was a significant
contributor to performance, as was security selection in
agency MBS. Positive return contribution from a slight
overweight allocation to CMBS more than offset negative
security selection in the sector. Additionally, allocation to
ARMS benefited returns, while our underweight allocation to
MBS was a slight detractor.
Thank you for your continued participation in Franklin
Strategic Mortgage Portfolio. We look forward to serving your future investment needs.
Neil Dhruv
David Yuen, CFA, FRM
Paul Varunok
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2021
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -0.41% -4.12%
5-Year +9.00% +0.97%
10-Year +29.93% +2.26%
Advisor

1-Year -0.16% -0.16%
5-Year +10.25% +1.97%
10-Year +33.09% +2.90%
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
(with fee
waiver)
(without fee
waiver)
A 1.51% 0.64% 0.26%
Advisor 1.82% 0.92% 0.52%
See page 8 for Performance Summary footnotes.

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Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/11–9/30/21)
Advisor Class
(10/1/11–9/30/21)

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may be affected by issuers that fail to make interest payments and repay principal when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 perfor-
mance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the fol-
lowing methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of September and the maximum offering price (NAV for Advisor Class) on
9/30/21.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg U.S. Mortgage-Backed (MBS) Fixed Rate Index is the fixed-rate component of the Bloomberg U.S. MBS Index and includes the agency mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The FTSE U.S. Broad Investment-Grade (USBIG)
Mortgage Index comprises 30- and 15-year GNMA, FNMA and FHLMC securities, as well as FNMA and FHLMC balloon mortgages, and is reconstituted each month to reflect new issuance and principal pay-downs.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
A $0.142057
A1 $0.165118
C $0.105063
R6 $0.175230
Advisor $0.165139
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.31%
Advisor 0.76% 1.06%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.60 $4.94 $1,020.14 $4.98 0.98%
A1 $1,000 $1,003.70 $3.69 $1,021.39 $3.72 0.73%
C $1,000 $1,001.50 $6.97 $1,018.10 $7.03 1.39%
R6 $1,000 $1,004.20 $3.09 $1,021.99 $3.11 0.61%
Advisor $1,000 $1,003.70 $3.70 $1,021.37 $3.74 0.74%

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.31 $9.25 $8.93 $9.34 $9.57
Income from investment operations
a
:
Net investment income .......................... 0.025
b
0.188 0.267 0.243
b
0.147
Net realized and unrealized gains (losses) ........... (0.063) 0.090 0.355 (0.359) (0.106)
Total from investment operations .................... (0.038) 0.278 0.622 (0.116) 0.041
Less distributions from:
Net investment income .......................... (0.142) (0.218) (0.302) (0.294) (0.267)
Tax return of capital ............................ — — — — (0.004)
Total distributions ............................... (0.142) (0.218) (0.302) (0.294) (0.271)
Net asset value, end of year ....................... $9.13 $9.31 $9.25 $8.93 $9.34
Total return
c
................................... (0.41)% 3.05% 7.08% (1.25)% 0.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.31% 1.24% 1.21% 1.17%
Expenses net of waiver and payments by affiliates
d
...... 0.99% 1.00% 1.00% 1.06% 1.16%
Net investment income ........................... 0.27% 1.85% 2.93% 2.67% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $21,801 $24,153 $18,313 $16,303 $21,143
Portfolio turnover rate ............................ 278.91% 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 85.26% 187.45% 139.83% 153.69% 111.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.31 $9.25 $8.94 $9.35 $9.58
Income from investment operations
a
:
Net investment income .......................... 0.048
b
0.191 0.285 0.268
b
0.177
Net realized and unrealized gains (losses) ........... (0.063) 0.110 0.349 (0.360) (0.113)
Total from investment operations .................... (0.015) 0.301 0.634 (0.092) 0.064
Less distributions from:
Net investment income .......................... (0.165) (0.241) (0.324) (0.318) (0.289)
Tax return of capital ............................ — — — — (0.005)
Total distributions ............................... (0.165) (0.241) (0.324) (0.318) (0.294)
Net asset value, end of year ....................... $9.13 $9.31 $9.25 $8.94 $9.35
Total return
c
................................... (0.16)% 3.30% 7.22% (1.00)% 0.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.05% 0.99% 0.96% 0.92%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.75% 0.75% 0.81% 0.91%
Net investment income ........................... 0.52% 2.14% 3.18% 2.92% 2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $24,192 $27,530 $29,286 $32,802 $40,844
Portfolio turnover rate ............................ 278.91% 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 85.26% 187.45% 139.83% 153.69% 111.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.31 $9.25 $8.93 $9.34 $9.57
Income from investment operations
a
:
Net investment income (loss) ..................... (0.013)
b
0.138 0.230 0.207
b
0.112
Net realized and unrealized gains (losses) ........... (0.062) 0.103 0.355 (0.359) (0.109)
Total from investment operations .................... (0.075) 0.241 0.585 (0.152) 0.003
Less distributions from:
Net investment income .......................... (0.105) (0.181) (0.265) (0.258) (0.229)
Tax return of capital ............................ — — — — (0.004)
Total distributions ............................... (0.105) (0.181) (0.265) (0.258) (0.233)
Net asset value, end of year ....................... $9.13 $9.31 $9.25 $8.93 $9.34
Total return
c
................................... (0.81)% 2.64% 6.65% (1.64)% 0.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.70% 1.64% 1.61% 1.57%
Expenses net of waiver and payments by affiliates
d
...... 1.39% 1.40% 1.40% 1.46% 1.56%
Net investment income (loss) ...................... (0.14)% 1.47% 2.53% 2.27% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $2,322 $3,960 $3,843 $4,513 $6,308
Portfolio turnover rate ............................ 278.91% 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 85.26% 187.45% 139.83% 153.69% 111.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

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Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.29 $9.24 $8.92 $9.33 $9.38
Income from investment operations
b
:
Net investment income .......................... 0.059
c
0.222 0.296 0.282
c
0.003
Net realized and unrealized gains (losses) ........... (0.054) 0.081 0.360 (0.363) (0.002)
Total from investment operations .................... 0.005 0.303 0.656 (0.081) 0.001
Less distributions from:
Net investment income .......................... (0.175) (0.253) (0.336) (0.329) (0.050)
Tax return of capital ............................ — — — — (0.001)
Total distributions ............................... (0.175) (0.253) (0.336) (0.329) (0.051)
Net asset value, end of year ....................... $9.12 $9.29 $9.24 $8.92 $9.33
Total return
d
................................... 0.05% 3.33% 7.49% (0.87)% 0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.07% 1.00% 1.01% 1.83%
Expenses net of waiver and payments by affiliates
e
...... 0.61% 0.62% 0.62% 0.69% 0.75%
Net investment income ........................... 0.64% 2.17% 3.31% 3.04% 2.23%
Supplemental data
Net assets, end of year (000’s) ..................... $569 $559 $383 $432 $5
Portfolio turnover rate ............................ 278.91% 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 85.26% 187.45% 139.83% 153.69% 111.62%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.30 $9.24 $8.93 $9.33 $9.57
Income from investment operations
a
:
Net investment income .......................... 0.048
b
0.192 0.284 0.268
b
0.187
Net realized and unrealized gains (losses) ........... (0.063) 0.109 0.350 (0.351) (0.133)
Total from investment operations .................... (0.015) 0.301 0.634 (0.083) 0.054
Less distributions from:
Net investment income .......................... (0.165) (0.241) (0.324) (0.317) (0.289)
Tax return of capital ............................ — — — — (0.005)
Total distributions ............................... (0.165) (0.241) (0.324) (0.317) (0.294)
Net asset value, end of year ....................... $9.12 $9.30 $9.24 $8.93 $9.33
Total return .................................... (0.16)% 3.30% 7.23% (1.00)% 0.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.05% 0.99% 0.96% 0.92%
Expenses net of waiver and payments by affiliates
c
...... 0.74% 0.75% 0.75% 0.81% 0.91%
Net investment income ........................... 0.52% 2.14% 3.18% 2.92% 2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $7,982 $9,609 $10,907 $6,574 $7,632
Portfolio turnover rate ............................ 278.91% 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
d
.... 85.26% 187.45% 139.83% 153.69% 111.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Statement of Investments, September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Note , 4.25% , 2/15/28 .....................
$ 100,000 $ 113,311
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 336
Total Corporate Bonds (Cost $99,855) .........................................
113,647
U.S. Government and Agency Securities 0.9%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 317,654
4.25%, 11/15/40 ................................................... 131,000 180,089
Total U.S. Government and Agency Securities (Cost $464,064) ....................
497,743
Asset-Backed Securities 3.9%
Diversified Financial Services 3.6%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
141,883 149,909
b
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 113,855 115,479
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 99,414 100,150
c
CWABS, Inc. , 2004-1 , M1 , FRN , 0.836% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
16,250 16,250
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
149,573 149,223
b,c
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 1.184% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 175,947 176,541
b,d
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 11,550 11,592
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 83,806 85,574
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 64,827 66,141
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 128,166 132,784
b
Towd Point Mortgage Trust ,
d
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................................. 3,235 3,239
d
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 23,438 23,515
d
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 49,534 49,875
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 132,791 134,773
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 96,045 97,390
c
2017-5, A1, 144A, FRN, 0.686%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 30,960 30,975
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 25,671 26,013
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 143,775 147,151
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 38,802 39,641
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 91,947 94,528
d
2019-1, A1, 144A, FRN, 3.705%, 3/25/58 ................................ 168,474 177,999
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 66,823 68,524
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 172,111
2,069,377
a a a a a
Thrifts & Mortgage Finance 0.3%
d
Conseco Finance Corp. , 1998-4 , A7 , FRN , 6.87% , 4/01/30 ....................
4,460 4,486
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
148,828 155,520
160,006
a a a a a
Total Asset-Backed Securities (Cost $2,189,207) ................................
2,229,383

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.8%
Diversified Financial Services 1.7%
b,e
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
$ 1,598,000 $ 24
b,c
BX Commercial Mortgage Trust ,
2020-FOX, A, 144A, FRN, 1.084%, (1-month USD LIBOR + 1%), 11/15/32 ....... 159,135 159,652
2018-IND, A, 144A, FRN, 0.834%, (1-month USD LIBOR + 0.75%), 11/15/35 ..... 27,164 27,205
2021-VOLT, A, 144A, FRN, 0.8%, (1-month USD LIBOR + 0.7%), 9/15/36 ........ 100,000 100,196
2019-XL, A, 144A, FRN, 1.004%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 150,224 150,660
2020-BXLP, A, 144A, FRN, 0.884%, (1-month USD LIBOR + 0.8%), 12/15/36 ..... 184,319 184,671
b,c
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 0.984% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 325,414
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 ..............
39,434 33,190
981,012
a a a a a
Thrifts & Mortgage Finance 0.1%
c
FNMA , 2007-1 , NF , FRN , 0.336% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
44,810 44,894
Total Commercial Mortgage-Backed Securities (Cost $1,074,076) .................
1,025,906
Mortgage-Backed Securities 77.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.6%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 ................................ 453,185 502,654
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 229,447 254,752
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 160,842 183,168
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 18,745 21,443
FHLMC Gold Pools, 30 Year, 6%, 12/01/32 - 11/01/36 ........................ 53,381 61,177
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 25,379 28,542
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 52,860 55,494
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 74,635 78,172
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 5,598 5,623
FHLMC Pool, 30 Year, 2.5%, 10/01/50 .................................... 1,884,013 1,953,256
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 392,973 418,548
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 1,021,426 1,089,376
FHLMC Pool, 30 Year, 3%, 8/01/50 ...................................... 800,273 854,513
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 1,244,906 1,340,327
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 106,397 116,139
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 701,648 779,536
7,742,720
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 1.32% - 4.75%, (6-month USD LIBOR +/- MBS Margin), 3/01/22 - 7/01/38 ... 508,286 511,044
FNMA, 2.23%, (6-month H15BDI +/- MBS Margin), 7/01/25 .................... 1,865 1,868
512,912
Federal National Mortgage Association (FNMA) Fixed Rate 56.0%
FNMA, 3.5%, 7/01/56 ................................................ 663,602 723,665
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 349,839 366,395
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,030,536 2,117,468
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,034,227 2,120,229
FNMA, 30 Year, 2.5%, 10/01/50 ......................................... 817,159 846,823
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,903,154 2,019,545
FNMA, 30 Year, 3%, 9/01/49 ........................................... 330,480 349,964
FNMA, 30 Year, 3%, 9/01/49 ........................................... 335,871 357,111
FNMA, 30 Year, 3%, 3/01/50 ........................................... 446,157 471,089
FNMA, 30 Year, 3%, 7/01/50 ........................................... 444,170 465,280
FNMA, 30 Year, 3%, 7/01/50 ........................................... 1,122,229 1,198,852
FNMA, 30 Year, 3%, 8/01/50 ........................................... 624,080 662,435
FNMA, 30 Year, 3%, 9/01/50 ........................................... 633,055 671,579

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 9/01/50 ........................................... $ 625,794 $ 670,585
FNMA, 30 Year, 3.5%, 11/01/46 ......................................... 461,317 499,662
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 1,391,818 1,496,694
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 435,597 466,761
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 1,271,840 1,365,150
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 328,905 355,657
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 282,181 303,307
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 457,167 496,022
FNMA, 30 Year, 3.5%, 11/01/50 ......................................... 303,809 326,288
FNMA, 30 Year, 4%, 11/01/45 .......................................... 2,415,877 2,643,086
FNMA, 30 Year, 4%, 9/01/49 ........................................... 805,519 878,678
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 638,551 702,785
FNMA, 30 Year, 5%, 4/01/34 ........................................... 68,780 76,013
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 519,369 589,478
FNMA, 30 Year, 6%, 10/01/34 .......................................... 235,605 277,468
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 348,782 398,986
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 252,391 284,808
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 11,844 13,770
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 19,162 21,963
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 512 549
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 21,390 21,753
g
FNMA, Single-family, 15 Year, 2%, 10/25/36 ............................... 4,941,000 5,089,037
g
FNMA, Single-family, 30 Year, 2%, 10/25/51 ............................... 2,207,000 2,213,121
g
FNMA, Single-family, 30 Year, 2.5%, 10/25/51 .............................. 284,000 292,842
31,854,898
Government National Mortgage Association (GNMA) Fixed Rate 6.7%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,650 1,918
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 5,053 5,407
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 57,434 64,202
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 8,353 8,681
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 14,840 15,353
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/27 ........................ 2,413 2,463
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 41 41
g
GNMA II, Single-family, 30 Year, 2%, 10/15/51 .............................. 1,098,000 1,113,912
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............................. 932,842 963,688
g
GNMA II, Single-family, 30 Year, 2.5%, 10/15/51 ............................ 1,441,000 1,487,664
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 81,862 94,626
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 44,905 52,032
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 39 43
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 192 195
3,810,225
Total Mortgage-Backed Securities (Cost $43,533,401) ............................
43,920,755
Residential Mortgage-Backed Securities 13.3%
Capital Markets 0.1%
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.826% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 51,436 51,693
Diversified Financial Services 6.1%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.153% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 42,831 44,050
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 43,005 43,938
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 78,043 81,232

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ $ 31,685 $ 32,124
c
2019-INV2, A11, 144A, FRN, 1.034%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 91,193 91,317
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 57,452 58,682
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 36,406 37,250
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
6,336 6,343
b,c
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 2.386%, (1-month USD LIBOR + 2.3%), 8/25/31 .... 113,487 114,325
2019-R03, 1M2, 144A, FRN, 2.236%, (1-month USD LIBOR + 2.15%), 9/25/31 ... 100,043 100,702
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
41,921 42,799
b,c
FHLMC STACR REMIC Trust ,
2020-DNA1, M2, 144A, FRN, 1.786%, (1-month USD LIBOR + 1.7%), 1/25/50 .... 136,131 136,813
2020-HQA3, M2, 144A, FRN, 3.686%, (1-month USD LIBOR + 3.6%), 7/25/50 .... 177,477 179,227
b,c
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 2.036% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. 246,519 247,642
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 196,228 200,087
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 221,293 225,700
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
243,090 248,635
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.366%, 7/25/43 ................................ 80,716 82,669
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 316,988 323,179
b
OBX Trust ,
c
2018-1, A2, 144A, FRN, 0.736%, (1-month USD LIBOR + 0.65%), 6/25/57 ....... 46,394 46,461
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 200,009 203,445
b,d,h
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
150,000 152,648
b,d
Provident Funding Mortgage Trust , 2020-1 , A3 , 144A, FRN , 3% , 2/25/50 ..........
5,348 5,356
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
290,000 295,075
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 186,699 189,370
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 250,000 255,313
3,444,382
a a a a a
Thrifts & Mortgage Finance 7.1%
c
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.336%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 112,231 115,605
2017-DNA2, M2, FRN, 3.536%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... 250,000 259,397
2017-DNA3, M2, FRN, 2.586%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 250,000 256,673
2014-DN2, M3, FRN, 3.686%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 174,678 178,448
2014-DN3, M3, FRN, 4.086%, (1-month USD LIBOR + 4%), 8/25/24 ........... 58,313 59,791
2014-HQ1, M3, FRN, 4.186%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 28,318 28,660
2014-DN4, M3, FRN, 4.636%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 100,561 103,687
2014-HQ3, M3, FRN, 4.836%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 15,083 15,217
2015-HQ2, M3, FRN, 3.336%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 113,181 114,763
2016-DNA2, M3, FRN, 4.736%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 159,728 165,961
2016-HQA2, M3, FRN, 5.236%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 194,520 201,063
2016-DNA4, M3, FRN, 3.886%, (1-month USD LIBOR + 3.8%), 3/25/29 ......... 220,233 228,096
c
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 4.986%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 105,083 109,113
2015-C01, 1M2, FRN, 4.386%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 129,304 132,095
2016-C01, 1M2, FRN, 6.836%, (1-month USD LIBOR + 6.75%), 8/25/28 ........ 236,095 249,771
2016-C02, 1M2, FRN, 6.086%, (1-month USD LIBOR + 6%), 9/25/28 ........... 235,886 246,918
2016-C03, 1M2, FRN, 5.386%, (1-month USD LIBOR + 5.3%), 10/25/28 ........ 236,186 248,311
2016-C04, 1M2, FRN, 4.336%, (1-month USD LIBOR + 4.25%), 1/25/29 ........ 200,471 208,006

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
c
FNMA Connecticut Avenue Securities, (continued)
2017-C05, 1M2, FRN, 2.286%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... $ 176,872 $ 180,928
2017-C06, 1M2, FRN, 2.736%, (1-month USD LIBOR + 2.65%), 2/25/30 ........ 180,880 184,121
2014-C02, 2M2, FRN, 2.686%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 111,190 112,556
2014-C03, 2M2, FRN, 2.986%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 49,660 50,640
2016-C05, 2M2, FRN, 4.536%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 95,377 99,007
2017-C02, 2M2, FRN, 3.736%, (1-month USD LIBOR + 3.65%), 9/25/29 ........ 182,475 188,876
2013-C01, M2, FRN, 5.336%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 110,238 114,761
2014-C01, M2, FRN, 4.486%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 111,252 115,288
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
68,043 69,698
4,037,450
a a a a a
Total Residential Mortgage-Backed Securities (Cost $7,587,741) ..................
7,533,525
Total Long Term Investments (Cost $54,948,344) ................................
55,320,959
a
a a a a
Short Term Investments 22.0%
U.S. Government and Agency Securities 18.0%
i
U.S. Treasury Bills ,
10/07/21 ........................................................ 4,200,000 4,199,977
10/14/21 ........................................................ 4,200,000 4,199,966
10/28/21 ........................................................ 1,800,000 1,799,918
10,199,861
Total U.S. Government and Agency Securities (Cost $10,199,852) .................
10,199,861
Shares
a
Money Market Funds 4.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2,291,364 2,291,364
Total Money Market Funds (Cost $2,291,364) ...................................
2,291,364
Total Short Term Investments (Cost $12,491,216 ) ................................
12,491,225
a
Total Investments (Cost $67,439,560) 119.3% ...................................
$67,812,184
Other Assets, less Liabilities (19.3)% ..........................................
(10,946,126)
Net Assets 100.0% ...........................................................
$56,866,058
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $6,471,315, representing 11.4% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
See Note 7 regarding defaulted securities.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
Security purchased on a to-be-announced (TBA) basis. See Note 1(b).

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 13 $ 1,710,922 12/21/21 $ 16,908
U.S. Treasury 10 Year Ultra Notes ................ Long 10 1,452,500 12/21/21 (21,342)
U.S. Treasury 2 Year Notes ..................... Long 1 220,055 12/31/21 (142)
U.S. Treasury 5 Year Notes ..................... Long 37 4,541,461 12/31/21 (25,649)
U.S. Treasury Long Bonds ..................... Long 9 1,432,969 12/21/21 (28,630)
U.S. Treasury Ultra Bonds ...................... Short 1 191,062 12/21/21 5,553
Total Futures Contracts ...................................................................... $(53,302)
*
As of period end.
See Abbreviations on page 34 .

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $65,148,196
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,291,364
Value - Unaffiliated issuers .................................................................. $65,520,820
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,291,364
Cash .................................................................................... 85
Receivables:
Capital shares sold ........................................................................ 50,481
Interest ................................................................................. 105,416
Deposits with brokers for:
Futures contracts ........................................................................ 63,839
Variation margin on futures contracts ........................................................... 4,421
Other assets .............................................................................. 6,862
Total assets .......................................................................... 68,043,288
Liabilities:
Payables:
Investment securities purchased .............................................................. 10,408,057
Capital shares redeemed ................................................................... 609,204
Management fees ......................................................................... 5,362
Distribution fees .......................................................................... 5,787
Transfer agent fees ........................................................................ 9,348
Distributions to shareholders ................................................................. 3,538
Accrued expenses and other liabilities ........................................................... 135,934
Total liabilities ......................................................................... 11,177,230
Net assets, at value ................................................................. $56,866,058
Net assets consist of:
Paid-in capital ............................................................................. $60,478,457
Total distributable earnings (losses) ............................................................. (3,612,399)
Net assets, at value ................................................................. $56,866,058

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $21,800,872
Shares outstanding ........................................................................ 2,388,007
Net asset value per share
a
.................................................................. $9.13
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.49
Class A1:
Net assets, at value ....................................................................... $24,191,694
Shares outstanding ........................................................................ 2,648,464
Net asset value per share
a
.................................................................. $9.13
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.49
Class C:
Net assets, at value ....................................................................... $2,321,902
Shares outstanding ........................................................................ 254,294
Net asset value and maximum offering price per share
a
............................................. $9.13
Class R6:
Net assets, at value ....................................................................... $569,481
Shares outstanding ........................................................................ 62,459
Net asset value and maximum offering price per share ............................................. $9.12
Advisor Class:
Net assets, at value ....................................................................... $7,982,109
Shares outstanding ........................................................................ 875,053
Net asset value and maximum offering price per share ............................................. $9.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the year ended September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $125
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (723,829)
Paid in cash
a
........................................................................... 1,505,744
Total investment income ................................................................... 782,040
Expenses:
Management fees (Note 3 a ) ................................................................... 249,129
Distribution fees: (Note 3c )
    Class A ................................................................................ 59,226
    Class C ................................................................................ 22,563
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 37,139
    Class A1 ............................................................................... 40,598
    Class C ................................................................................ 5,433
    Class R6 ............................................................................... 805
    Advisor Class ............................................................................ 13,668
Custodian fees (Note 4 ) ...................................................................... 2,493
Reports to shareholders fees .................................................................. 27,745
Registration and filing fees .................................................................... 98,631
Professional fees ........................................................................... 119,995
Trustees' fees and expenses .................................................................. 1,829
Other .................................................................................... 39,619
Total expenses ......................................................................... 718,873
Expense reductions (Note 4 ) ............................................................... (1)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (176,933)
Net expenses ......................................................................... 541,939
Net investment income ................................................................ 240,101
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (54,337)
Futures contracts ......................................................................... 275,325
TBA sale commitments ..................................................................... 52,115
Net realized gain (loss) .................................................................. 273,103
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (617,752)
Futures contracts ......................................................................... (47,879)
Net change in unrealized appreciation (depreciation) ............................................ (665,631)
Net realized and unrealized gain (loss) ............................................................ (392,528)
Net increase (decrease) in net assets resulting from operations .......................................... $(152,427)
a
Includes amortization of premium and accretion of discount.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Strategic Mortgage Portfolio
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $240,101 $1,465,728
Net realized gain (loss) ................................................. 273,103 628,981
Net change in unrealized appreciation (depreciation) ........................... (665,631) (186,481)
Net increase (decrease) in net assets resulting from operations ................ (152,427) 1,908,228
Distributions to shareholders:
Class A ............................................................. (364,293) (467,449)
Class A1 ............................................................ (462,314) (733,773)
Class C ............................................................. (39,313) (76,504)
Class R6 ............................................................ (10,173) (14,155)
Advisor Class ........................................................ (155,357) (264,418)
Total distributions to shareholders .......................................... (1,031,450) (1,556,299)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,899,753) 5,713,303
Class A1 ............................................................ (2,844,265) (1,919,968)
Class C ............................................................. (1,574,785) 91,588
Class R6 ............................................................ 20,524 167,731
Advisor Class ........................................................ (1,461,935) (1,326,727)
Total capital share transactions ............................................ (7,760,214) 2,725,927
Net increase (decrease) in net assets ................................... (8,944,091) 3,077,856
Net assets:
Beginning of year ....................................................... 65,810,149 62,732,293
End of year ........................................................... $56,866,058 $65,810,149

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Strategic Mortgage Portfolio (Fund) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares after they have been held for 8 years. Prior
to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 9 regarding other derivative information.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 721,594 $6,676,453 1,217,338 $11,282,025
Shares issued in reinvestment of distributions .......... 38,283 353,066 48,077 445,344
Shares redeemed ............................... (967,088) (8,929,272) (650,222) (6,014,066)
Net increase (decrease) .......................... (207,211) $(1,899,753) 615,193 $5,713,303
Class A1 Shares:
Shares sold ................................... 198,635 $1,838,985 227,011 $2,109,187
Shares issued in reinvestment of distributions .......... 47,497 438,185 74,833 693,377
Shares redeemed ............................... (554,164) (5,121,435) (510,027) (4,722,532)
Net increase (decrease) .......................... (308,032) $(2,844,265) (208,183) $(1,919,968)
Class C Shares:
Shares sold ................................... 71,864 $665,899 178,031 $1,646,733
Shares issued in reinvestment of distributions .......... 4,207 38,817 7,919 73,342
Shares redeemed
a
.............................. (247,198) (2,279,501) (176,057) (1,628,487)
Net increase (decrease) .......................... (171,127) $(1,574,785) 9,893 $91,588
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
For the year ended September 30, 2021, the gross effective investment management fee rate was 0.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 16,602 $152,711 54,969 $504,354
Shares issued in reinvestment of distributions .......... 1,105 10,173 1,529 14,153
Shares redeemed ............................... (15,365) (142,360) (37,825) (350,776)
Net increase (decrease) .......................... 2,342 $20,524 18,673 $167,731
Advisor Class Shares:
Shares sold ................................... 195,824 $1,807,113 494,956 $4,579,523
Shares issued in reinvestment of distributions .......... 15,137 139,453 27,704 256,284
Shares redeemed ............................... (369,145) (3,408,501) (669,850) (6,162,534)
Net increase (decrease) .......................... (158,184) $(1,461,935) (147,190) $(1,326,727)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2021, the Fund paid transfer agent fees of $97,643, of which $57,353 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,129
CDSC retained .............................................................................. $3,082
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each Class of the Fund does not exceed 0.75% based on the average net assets of each class until January
31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022. Investor Services may discontinue this waiver in the future.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $2,589,379 $19,238,416 $(19,536,431) $— $— $2,291,364 2,291,364 $125
Total Affiliated Securities ... $2,589,379 $19,238,416 $(19,536,431) $— $— $2,291,364 $125
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,633,688
Long term ................................................................................ 1,320,632
Total capital loss carryforwards ............................................................... $3,954,320
2021 2020
Distributions paid from:
Ordinary income .......................................................... $1,031,450 $1,556,299
$1,031,450 $1,556,299
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and financial futures transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2021, aggregated
$168,516,599 and $182,685,318, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September
30, 2021, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At September 30, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $67,416,678
Unrealized appreciation ........................................................................ $912,682
Unrealized depreciation ........................................................................ (570,478)
Net unrealized appreciation (depreciation) .......................................................... $342,204
Distributable earnings:
Undistributed ordinary income ................................................................... $8,556
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 22,461
a
Variation margin on futures
contracts
$ 75,763
a
Total .................... $22,461 $75,763
5. Income Taxes
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
For the year ended September 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2021, the average month end notional amount of futures contracts represented $8,546,599.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Mortgage Portfolio
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $275,325 Futures contracts $(47,879)
Total ....................... $275,325 $(47,879)
9. Other Derivative Information
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 113,647 $ — $ 113,647
U.S. Government and Agency Securities ....... — 497,743 — 497,743
Asset-Backed Securities .................. — 2,229,383 — 2,229,383
Commercial Mortgage-Backed Securities ...... — 1,025,906 — 1,025,906
Mortgage-Backed Securities ................ — 43,920,755 — 43,920,755
Residential Mortgage-Backed Securities ...... — 7,533,525 — 7,533,525
Short Term Investments ................... 12,491,225 — — 12,491,225
Total Investments in Securities ........... $12,491,225 $55,320,959 $— $67,812,184
Other Financial Instruments:
Futures contracts ........................ $ 22,461 $ — $ — $ 22,461
Total Other Financial Instruments ......... $22,461 $— $— $22,461
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 75,763 $ — $ — $ 75,763
a
For detailed categories, see the accompanying Statement of Investments.
11. Fair Value Measurements
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security

Franklin Strategic Mortgage Portfolio
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Strategic Mortgage Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Strategic Mortgage Portfolio (the "Fund") as of September 30, 2021, the related statement of operations for the year ended
September 30, 2021, the statement of changes in net assets for each of the two years in the period ended September 30,
2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2021 and the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Mortgage Portfolio
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended September 30, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount
Interest-Related Dividends §871(k)(1)(C) $1,039,371
Interest from Federal Obligations Note (1) $14,605

Franklin Strategic Mortgage Portfolio
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 122 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
**Gregory E. Johnson
(1961)
Trustee Since 2013 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Senior Vice
President
Chairman of the
Board since 2013,
Trustee and Senior
Vice President
since 1988
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Strategic Mortgage Portfolio

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jeffrey W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 24 of the investment companies in Franklin Templeton; and formerly , Manager, Fund
Administration & Reporting (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

357 A 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Mortgage Portfolio
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,845 for the fiscal year ended September 30, 2021 and $44,843 for the fiscal year ended September 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $92 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,812 for the fiscal year ended September 30, 2021 and $83,036 for the fiscal year ended September 30, 2020.  The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, assets under management certification, professional fees in connection with SOC 1 Reports, and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $37,904 for the fiscal year ended September 30, 2021 and $83,036 for the fiscal year ended September 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

By S\Jeffrey W. White________________________

Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date November
29, 2021